Condensed consolidated statements of financial position (Parenthetical) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Statement of financial position [abstract]
Receivables due from related parties	$ 202	$ 298
Current payables to related parties	$ 282	$ 251